Significant subsequent events	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Significant subsequent events
35. Significant subsequent events
Common stock split
TMC authorized a stock split of shares of its common stock and partial amendment to the Articles of Incorporation due to the stock split, at a meeting of its board of directors held on May 12th, 2021.
(1) Purpose of the Stock Split
The purpose is to reduce the minimum investment price through the stock split, thereby creating an environment where it is easier to invest in TMC’s shares and expanding TMC’s investor base.
(2) Stock Split Method
The record date for the stock split will be September 30, 2021. Each share of TMC’s common stock held by shareholders as of the record date will be split into five shares.
(3) Increase in Number of Shares as a Result of the Stock Split
Number of shares outstanding prior to the stock split: 3,262,997,492 shares
Increase in total number of issued shares as a result of this stock split: 13,051,989,968 shares
Number of issued shares after the stock split: 16,314,987,460 shares
Total number of authorized shares after the stock split: 50,000,000,000 shares

(4) Stock Split Schedule
Date of public notice of the record date: September 14, 2021 (Scheduled)
Record date: September 30, 2021 (Scheduled)
Effective date: October 1, 2021 (Scheduled)

(5) Partial Amendment to Articles of Incorporation
Due to the stock split described above, TMC will partially amend its Articles of Incorporation, to increase the total number of shares which the Corporation is authorized to issue from ten billion (10,000,000,000) to fifty billion (50,000,000,000), effective as of October 1, 2021, pursuant to Article 184, Paragraph 2 of the Companies Act.
(6) Impact on per share information
Per share information assuming that the stock split was performed at the beginning of the fiscal year ended March 31, 2020 is as follows:

Yen
For the year ended March 31,
2020	2021

Basic earnings per share attributable to Toyota Motor Corporation	145.49	160.65
Diluted earnings per share attributable to Toyota Motor Corporation	144.02	158.93
Toyota Motor Corporation shareholders’ equity per share	1,490.80	1,674.18